Discontinued Operations (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013
Current assets
Cash and cash equivalents		$ 65,288
Other current assets		3,678
Total current assets		326,425
Non Current Assets
Fixed Assets		9,105
Intellectual property		198,354
Other assets		50,000
Total Non Current assets		257,459
Total Assets		326,425
Current Liabilities
Trade Creditors		3,000
Provisions and accruals
Intercompany liabilities
Total Current Liabilities		3,000
Non Current Liabilities
Shareholder loans
Total Non Current liabilities
Total Liabilities		3,000
Net Assets		$ 323,425